Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into time charters for its vessels. The charter hire is fixed for the duration of the charter. The maximum contracted annual future charter hire receivable (not allowing for any offhire and assuming expiry at the mid-point between the earliest and latest possible end dates) for the 18 vessels as at December 31, 2017, and assuming the options included in the charters for Kumasi and Marie Delmas are exercised, is as follows:

Year ending December 31,
2018	132,423
2019	110,439
2020	89,432
2021	53,917
2022	43,837
Thereafter	51,653
$481,701